Lease Agreements	12 Months Ended
Dec. 31, 2011
Lease Agreements [Abstract]
Lease Agreements

(4) Lease Agreements

The Company has operating and capital leases covering certain warehouse facilities, equipment, automobiles and trucks, with the lapse of time as the basis for all rental payments, and with a mileage factor included in the truck leases.

Future minimum rental payments under operating and capital leases that have initial or remaining non-cancelable lease terms in excess of one year as of December 31, 2011, are as follows:

	September 30,	September 30,
	Capital	Operating
2012	$195	$15,086
2013	19	12,958
2014	—	10,996
2015	—	11,148
2016	—	10,711
Later years	—	35,861

Total future minimum rental payments	$214	$96,760

Total rental payments charged to expense were $12,362 in 2011, $13,712 in 2010, and $12,769 in 2009. Lease extrication charges of $1,215 associated with the consolidation of two of the Company’s facilities in the Metals segment were included in total rental payments charged to expense in 2010 within Warehouse, processing and delivery expense in the consolidated statements of operations. There were no lease extrication charges in 2011 and 2009. Total gross value of property, plant and equipment under capital leases was $2,698 and $2,667 in 2011 and 2010, respectively.

At December 31, 2011 and 2010, the Company had recorded deferred gains associated with sale leaseback transactions of $1,553 and $2,052, respectively, in other non-current liabilities. The current portion of the deferred gains associated with the sale leaseback transactions in the amount of $852 is included in accrued liabilities in the consolidated balance sheets at December 31, 2011 and 2010. The total expense associated with these leases for 2011, 2010 and 2009 was $1,627, $1,527 and $1,529, respectively.